Note 9 - Share Capital and Reserves (Details Textual)								12 Months Ended
		Dec. 11, 2018 $ / shares shares	Jun. 07, 2018 CAD ($) $ / shares shares	Aug. 26, 2017 $ / shares	Jun. 01, 2017 CAD ($) $ / shares shares	Feb. 07, 2017 CAD ($) $ / shares shares	Jan. 06, 2017 $ / shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares		Dec. 31, 2017 CAD ($) $ / shares shares		Dec. 31, 2016
Statement Line Items [Line Items]
Issue of equity, private placement, number of units | shares			9,440,000		9,857,800	2,519,407
Weighted average unit price | $ / shares			$ 1		$ 1.75	$ 1.35
Proceeds from issuing units | $			$ 9,440,000		$ 17,251,150	$ 3,401,199
Number of common shares issued per private placement unit | shares			1		1	1
Number of warrants issued per private placement unit | shares			0.5		0.5	0.5
Number of common shares purchasable from a warrant | shares			1		1	1
Finders' fee | $			$ 384,900		$ 1,035,069	$ 88,631
Share issue related cost | $			$ 216,659		$ 296,823	$ 116,408			$ 17,282		$ 203,232
Weighted average remaining contractual life of outstanding warrants								1.53	2.14		1.95		1.34
Stock options issuance limitations, maximum percentage of allowed issuable options									10.00%
Stock options issuance limitations, maximum percentage of allowed issuable options for services rendered									2.00%
Number of shares authorised | shares								1,165,672
Stock option limitations, maximum amount of stock options exercisable during a 3 month period									25.00%
Weighted average remaining contractual life of outstanding share options								1 year 7 days	1 year 87 days		1 year 120 days		1 year 47 days
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares									$ 0.72		$ 0.88
Expense from share-based payment transactions with employees | $								$ 933,120	$ 1,308,740		$ 2,693,070
Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Total number of shares issued | shares											532,836
Top of range [member]
Statement Line Items [Line Items]
Option life, share options granted								5
Warrants [member]
Statement Line Items [Line Items]
Weighted average share price | $ / shares			$ 1.35		$ 2.45	$ 2
Finders' warrants [member]
Statement Line Items [Line Items]
Weighted average share price | $ / shares			$ 1.35		$ 2	$ 1.35
Maximum number of common shares purchasable from warrants | shares			192,450		295,734	17,911
Warrants, fair value | $			$ 36,566		$ 171,526	$ 9,165
Stock options expiring December 11, 2018 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement		552,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 0.72
Total number of shares issued | shares		64,094
Stock options expiring January 6, 2017 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement	[1]										1,180,000
Stock options expiring January 6, 2017 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement							350,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares							$ 0.98
Stock options expiring August 26, 2017 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement	[1]										1,310,000
Stock options expiring August 26, 2017 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement				1,150,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares				$ 0.74
First set of stock options expiring December 11, 2018 [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement									575,000	[2]	134,000	[1]
First set of stock options expiring December 11, 2018 [member] | Common shares issued in a cashless transaction [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement											92,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares											$ 0.72

[1]	In accordance with the Company's stock option plan, options holders exercised 350,000; 1,150,000 and 92,000 stock options on a cashless basis at an exercise price of $0.98, $0.74 and $0.72, respectively. The total number of shares issued in connection with the cashless exercise of options was 532,836.
[2]	In accordance with the Company's stock option plan, options holders exercised 552,000 stock options on a cashless basis at an exercise price of $0.72. The total number of shares issued in connection with the cashless exercise of options was 64,094.